Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 92	$ 92	$ 74	$ 276	$ 219
Net income (loss) from associated corporations	(28)	(16)	(5)	(30)	10
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	15	18	23	41	69
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	54	77	52	199	154
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	$ 3	$ 5	$ 3	$ 9	$ 10